INTANGIBLE ASSETS (Details - Intangible assets) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Accumulated amortization	$ (2,207,208)	$ (1,756,657)
Intangible assets, net	$ 796,468	1,247,019
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Intangible asset, gross	$ 3,003,676	$ 3,003,676